Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated surplus / (deficit) [Member]
Balance at Dec. 31, 2013	$ 232,358,111	$ 180,500	$ 244,702,577	$ 0	$ (12,524,966)
Balance (in shares) at Dec. 31, 2013		18,050,000
Net proceeds from equity offering	102,711,933	$ 80,500	102,631,433	0	0
Net proceeds from equity offering (in shares)		8,050,000
Share based compensation	1,383,121	$ 0	1,383,121	0	0
Repurchase of common stock	(1,278,546)	$ 0	0	(1,278,546)	0
Repurchase of common stock (in shares)		(119,400)
Dividend payments	(9,635,000)	$ 0	(9,635,000)	0	0
Dividend payments (in shares)		0
Profit for period	1,660,474	$ 0	0	0	1,660,474
Balance at Dec. 31, 2014	327,200,093	$ 261,000	339,082,131	(1,278,546)	(10,864,492)
Balance (in shares) at Dec. 31, 2014		25,980,600
Share based compensation	1,074,474	$ 0	1,074,474	0	0
Dividend payments	(6,181,741)	$ 1,287	(4,391,779)	0	(1,791,249)
Dividend payments (in shares)		128,704
Profit for period	26,589,415	$ 0	0	0	26,589,415
Balance at Sep. 30, 2015	$ 348,682,241	$ 262,287	$ 335,764,826	$ (1,278,546)	$ 13,933,674
Balance (in shares) at Sep. 30, 2015		26,109,304